Analysis of Net Debt - Schedule of Effective Interest Rates on Period-End Fixed, Gross and Net Debt (Parenthetical) (Detail) € in Millions, $ in Millions					3 Months Ended
	Jul. 31, 2020 USD ($)	Jul. 31, 2020 EUR (€)	Apr. 30, 2020 USD ($)	Apr. 30, 2020 EUR (€)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure Of Net Debt And Net Worth Capital And Reserves Attributable To Company Equity Holders [line items]
Nominal fixed rate debt hedged to floating rate using interest rate swaps							$ 1,835	$ 1,796
Revolving credit facility [member]
Disclosure Of Net Debt And Net Worth Capital And Reserves Attributable To Company Equity Holders [line items]
Proceeds from issue of bonds			$ 4,000	€ 3,500
Repayments of current borrowings					$ 4,000	€ 3,500
Euro [member]
Disclosure Of Net Debt And Net Worth Capital And Reserves Attributable To Company Equity Holders [line items]
Proceeds from issue of bonds			$ 2,300	€ 2,000
Repayments of bonds	$ 900	€ 750